Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Equity Fund

Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 22, 2018

to the Summary Prospectuses, Prospectuses

and Statement of Additional information as dated above

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Equity Fund

Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 22, 2018

to the Summary Prospectuses, Prospectuses

and Statement of Additional information as dated above

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE